Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue		$ 25		$ 35
Cost of sales		(25)		(35)
Loss on impairment of inventory					$ 6	$ 1,134
Gross margin					(5)	(1,102)
Research and development expenses				334	334	2,875
Selling, general and administrative expenses	$ 2,328	1,851	$ 7,823	4,007	7,602	10,427
Restructuring expenses						690
Total operating expenses	2,328	1,851	7,823	4,341	7,936	13,992
Interest and other income					3	2
Interest and other expense	(115)	(76)	(301)	(138)	(421)	(116)
Change in fair value of contingent payment obligation	(1,142)	365	(3,382)	823	(1,094)	(5,661)
Total interest and other	(1,257)	289	(3,683)	685	(1,512)	(5,775)
Net loss before income tax					(9,453)	(20,869)
Income tax expense
Net loss	(3,585)	(1,562)	(11,506)	(3,656)	(9,453)	(20,869)
Other comprehensive income, net of tax
Comprehensive loss	$ (3,585)	$ (1,562)	$ (11,506)	$ (3,656)	$ (9,453)	$ (20,869)
Basic and diluted net loss per common share	$ (0.08)	$ (0.05)	$ (0.27)	$ (0.12)	$ (0.30)	$ (0.85)
Weighted average common shares outstanding	45,393,000	30,888,000	41,861,000	30,042,000	31,461	24,429
Product [Member]
Revenue					$ 74	$ 135
Cost of sales					$ (73)	$ (103)